Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Financials Index ETF	Nov. 29, 2023
Fidelity MSCI Financials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(12.24%)
Past 5 years	5.75%
Since Inception	9.70%	[1]
Fidelity MSCI Financials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.72%)
Past 5 years	5.17%
Since Inception	9.08%	[1]
Fidelity MSCI Financials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.92%)
Past 5 years	4.41%
Since Inception	7.76%	[1]
IXWMZ
Average Annual Return:
Past 1 year	(12.19%)
Past 5 years	5.84%
Since Inception	9.81%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.